LOAN PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Debt Disclosure [Abstract]
SCHEDULE OF LOAN PAYABLE
	June 30, 2021	March 31, 2021
Loan payable	$65,667	$68,670
Less: Current portion	(12,335)	(12,212)
Loan Payable - Non-current portion	$53,332	$56,458

	March 31, 2021	March 31, 2020
Loan payable	$68,670	$-
Less: Current portion	(12,212)	-
Loan Payable - Non-current portion	$56,458	$-

SCHEDULE OF MATURITIES OF LOAN PAYMENTS	The amount of loan payments due in the next five years ended March 31, are as follows:
2022 (Remainder)	$9,210
2023	12,699
2024	13,231
2025	13,762
2026	14,321
Thereafter	2,444
Total	$65,667
The amount of loan payments due in the next five years ended March 31, are as follows:
2022	$12,212
2022	12,699
2023	13,231
2024	13,762
2025	14,321
2026	2,445
Total	$68,670